UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2019

Date of reporting period: 12/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) December 31, 2018	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 106.0%

Equity Funds — 19.5%
BlackRock Global Allocation Fund, Inc., Class K	408,866	$7,110,173
iShares Core MSCI EAFE ETF	75,803	4,169,165
iShares Core S&P Total U.S. Stock Market ETF	310,194	17,606,612
iShares Edge MSCI Multifactor USA ETF	158,648	4,419,933
iShares Edge MSCI USA Momentum Factor ETF	44,820	4,492,309
iShares Global Tech ETF	27,075	3,899,612
Master Advantage Large Cap Core Portfolio	$6,876,841	6,876,841

		48,574,645

Fixed Income Funds — 80.9%
BlackRock Global Long/Short Credit Fund, Class K	1,063,442	10,209,041
BlackRock Strategic Income Opportunities Portfolio, Class K	3,251,029	31,209,877
iShares 7-10 Year Treasury Bond ETF (a)	128,360	13,375,112
iShares Floating Rate Bond ETF	706,649	35,586,844
iShares J.P. Morgan USD Emerging Markets Bond ETF	191,720	19,921,625
Master Total Return Portfolio	$51,616,916	51,616,916
U.S. Total Bond Index Master Portfolio	$39,225,150	39,225,150

		201,144,565

Short-Term Securities — 5.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (b)	494,272	494,272
SL Liquidity Series, LLC, Money Market Series, 2.57% (b)(c)	13,463,797	13,462,450

		13,956,722

Total Affiliated Investment Companies — 106.0% (Cost: $269,050,028)		263,675,932

Liabilities in Excess of Other Assets — (6.0)%		(14,983,319)

Net Assets — 100.0%		$248,692,613

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Advantage Emerging Market, Class K	516,251	—		(516,251)	—	$—	$—	$ (775,646)	$713,696
BlackRock Global Allocation Fund, Inc., Class K	414,697	24,030		(29,861)	408,866	7,110,173	28,878	327,004	(946,485)
BlackRock Global Long/Short Credit Fund, Class K	1,048,385	72,311		(57,254)	1,063,442	10,209,041	592,283	16,229	(859,032)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	494,272	(b)	—	494,272	494,272	1,029	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	3,356,998	75,186		(181,155)	3,251,029	31,209,877	260,351	(4,095)	(425,871)
iShares 7-10 Year Treasury Bond ETF	184,220	1,314		(57,174)	128,360	13,375,112	121,731	(303,457)	683,497
iShares Core MSCI EAFE ETF	—	81,958		(6,155)	75,803	4,169,165	57,761	(35,934)	(664,675)
iShares Core S&P Total U.S. Stock Market ETF	378,817	3,610		(72,233)	310,194	17,606,612	128,709	1,180,021	(4,360,338)
iShares Edge MSCI Multi Factor USA ETF	168,665	1,824		(11,841)	158,648	4,419,933	85,447	(30,660)	(915,559)

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock 20/80 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares Edge MSCI USA Momentum Factor ETF	103,746	517	(59,443)		44,820	$4,492,309	$17,995		$857,975	$(1,735,235)
iShares Floating Rate Bond ETF	583,924	172,521	(49,796)		706,649	35,586,844	319,700		(14,747)	(452,390)
iShares Global Tech ETF	—	29,358	(2,283)		27,075	3,899,612	22,323		(48,912)	(851,387)
iShares J.P. Morgan USD Emerging Markets Bond ETF	199,624	5,979	(13,883)		191,720	19,921,625	520,792		(163,153)	(621,289)
Master Advantage Large Cap Core Portfolio	$8,871,994	—	$(1,995,153	)(c)(d)	$6,876,841	6,876,841	42,547		(163,974)	(1,097,949)
Master Total Return Portfolio	$53,880,697	—	$(2,263,781	)(c)(d)	$51,616,916	51,616,916	561,406		(283,487)	276,986
U.S. Total Bond Index Master Portfolio	$40,412,974	—	$(1,187,824	)(c)(d)	$39,225,150	39,225,150	306,349		(33,881)	347,713
SL Liquidity Series, LLC, Money Market Series	30,243,496	—	(16,779,699	)(c)	13,463,797	13,462,450	5,558	(e)	(2,693)	1,091

						$263,675,932	$3,072,859		$520,590	$(10,907,227)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock 20/80 Target Allocation Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$41,697,804	$—	$—	$41,697,804
Fixed Income Funds(a)	110,302,499	—	—	110,302,499
Short-Term Securities	494,272	—	—	494,272

Subtotal	$152,494,575	$—	$—	$152,494,575

Investments Valued at NAV(b)				111,181,357

Total Investments				$263,675,932

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) December 31, 2018	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(e) — 110.5%

Equity Funds — 41.9%
BlackRock Advantage Emerging Markets Fund, Class K (a)	706,780	$6,714,406
BlackRock Global Allocation Fund, Inc., Class K	1,491,028	25,928,975
iShares Core MSCI EAFE ETF	214,143	11,777,865
iShares Core S&P Total U.S. Stock Market ETF	592,525	33,631,719
iShares Edge MSCI Multifactor USA ETF	435,776	12,140,719
iShares Edge MSCI USA Momentum Factor ETF	121,623	12,190,273
iShares Global Tech ETF	82,490	11,881,035
Master Advantage Large Cap Core Portfolio	$24,495,514	24,495,514

		138,760,506

Fixed Income Funds — 59.2%
BlackRock Global Long/Short Credit Fund, Class K	780,182	7,489,746
BlackRock Strategic Income Opportunities Portfolio, Class K	2,905,078	27,888,751
iShares 7-10 Year Treasury Bond ETF (b)	285,827	29,783,173
iShares Floating Rate Bond ETF	828,774	41,737,059
iShares J.P. Morgan USD Emerging Markets Bond ETF	171,001	17,768,714
Master Total Return Portfolio	$71,154,703	71,154,703

		195,822,146

Short-Term Securities — 9.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (c)	1,365,593	1,365,593
SL Liquidity Series, LLC, Money Market Series, 2.57% (c)(d)	29,862,687	29,859,701

		31,225,294

Total Affiliated Investment Companies — 110.5% (Cost: $373,946,336)		365,807,946

Liabilities in Excess of Other Assets — (10.5)%		(34,800,152)

Net Assets — 100.0%		$331,007,794

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Advantage Emerging Markets Fund, Class K	716,355	13,549		(23,124)	706,780	$6,714,406	$—	$(48,140)	$(499,711)
BlackRock Global Allocation Fund, Inc., Class K	1,438,945	99,477		(47,394)	1,491,028	25,928,975	102,980	1,143,809	(3,311,863)
BlackRock Global Long/Short Credit Fund, Class K	1,373,965	57,384		(651,167)	780,182	7,489,746	427,562	381,934	(996,146)
BlackRock Liquidity Funds, T-Fund, Institutional Class	453,004	912,589	(b)	—	1,365,593	1,365,593	2,393	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	2,191,115	798,312		(84,349)	2,905,078	27,888,751	226,997	(27,639)	(340,815)
iShares 7-10 Year Treasury Bond ETF	351,378	5,144		(70,695)	285,827	29,783,173	254,598	(383,674)	1,228,850
iShares Core MSCI EAFE ETF	109,333	111,749		(6,939)	214,143	11,777,865	159,248	(37,452)	(1,884,209)

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock 40/60 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares Core S&P Total U.S. Stock Market ETF	784,999	13,187		(205,661)		592,525	$33,631,719	$240,436		$3,730,222	$(9,552,725)
iShares Edge MSCI Multifactor USA ETF	451,434	14,692		(30,350)		435,776	12,140,719	229,182		(15,781)	(2,453,476)
iShares Edge MSCI USA Momentum Factor ETF	131,726	2,726		(12,829)		121,623	12,190,273	47,597		146,466	(2,424,015)
iShares Floating Rate Bond ETF	627,385	225,466		(24,077)		828,774	41,737,059	361,173		(5,482)	(525,165)
iShares Global Tech ETF	84,843	1,765		(4,118)		82,490	11,881,035	66,267		(22,024)	(2,538,402)
iShares J.P. Morgan USD Emerging Markets Bond ETF	225,622	3,776		(58,397)		171,001	17,768,714	476,378		(531,417)	(156,123)
Master Advantage Large Cap Core Portfolio	$29,227,367	$—		$(4,731,853	)(c)(d)	$24,495,514	24,495,514	147,146		(567,380)	(3,778,082)
Master Total Return Portfolio	$63,633,084	$7,521,619	(b)(d)	$—		$71,154,703	71,154,703	747,202		(373,478)	390,721
SL Liquidity Series, LLC, Money Market Series	24,690,566	5,172,121	(b)	—		29,862,687	29,859,701	7,495	(e)	927	(923)

							$365,807,946	$3,496,654		$3,390,891	$(26,842,084)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock 40/60 Target Allocation Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$114,264,992	$—	$—	$114,264,992
Fixed Income Funds(a)	124,667,443	—	—	124,667,443
Short-Term Securities	1,365,593	—	—	1,365,593

Subtotal	$240,298,028	$—	$—	$240,298,028

Investments Valued at NAV(b)				125,509,918

Total Investments				$365,807,946

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) December 31, 2018	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(c) — 100.2%

Equity Funds — 62.2%
BlackRock Advantage Emerging Markets Fund, Class K (a)	2,563,749	$24,355,612
BlackRock Global Allocation Fund, Inc., Class K	3,157,856	54,915,120
iShares Core MSCI EAFE ETF	937,730	51,575,150
iShares Core S&P Mid-Cap ETF	217,443	36,108,585
iShares Core S&P Total U.S. Stock Market ETF	1,965,466	111,559,850
iShares Edge MSCI Multifactor USA ETF	1,599,029	44,548,948
iShares Edge MSCI USA Momentum Factor ETF	445,370	44,639,435
iShares Global Tech ETF	293,989	42,343,236
Master Advantage Large Cap Core Portfolio	$72,914,013	72,914,013

		482,959,949

Fixed Income Funds — 37.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	6,909,614	66,332,293
iShares Floating Rate Bond ETF	978,199	49,262,102
iShares J.P. Morgan USD Emerging Markets Bond ETF	164,418	17,084,674
Master Total Return Portfolio	$159,702,145	159,702,145

		292,381,214

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (b)	2,134,088	2,134,088

Total Affiliated Investment Companies — 100.2% (Cost: $799,922,803)		777,475,251

Liabilities in Excess of Other Assets — (0.2)%		(1,183,668)

Net Assets — 100.0%		$776,291,583

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Advantage Emerging Markets Fund, Class K	2,571,993	1,017,003		(1,025,247)	2,563,749	$24,355,612	$—	$(1,609,893)	$561,348
BlackRock Advantage Large Cap Core Fund, Class K	—	1,773,476		(1,773,476)	—	—	—	(2,553,805)	—
BlackRock Global Allocation Fund, Inc., Class K	1,840,604	1,362,267		(45,015)	3,157,856	54,915,120	220,454	2,353,697	(5,759,765)
BlackRock Liquidity Funds, T-Fund, Institutional Class	463,321	1,670,767	(b)	—	2,134,088	2,134,088	6,308	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	3,760,849	3,203,777		(55,012)	6,909,614	66,332,293	439,787	(21,805)	(710,889)
iShares 7-10 Year Treasury Bond ETF	161,287	—		(161,287)	—	—	32,604	(509,062)	472,257
iShares Core MSCI EAFE ETF	417,315	528,417		(8,002)	937,730	51,575,150	702,954	(47,706)	(6,252,482)
iShares Core S&P Mid-Cap ETF	187,006	87,248		(56,811)	217,443	36,108,585	100,686	2,360,178	(8,419,318)
iShares Core S&P Total U.S. Stock Market ETF	1,240,988	781,757		(57,279)	1,965,466	111,559,850	800,519	672,509	(15,762,490)
iShares Edge MSCI Multifactor USA ETF	984,409	642,560		(27,940)	1,599,029	44,548,948	844,523	(31,015)	(7,313,241)
iShares Edge MSCI USA Momentum Factor ETF	286,985	179,097		(20,712)	445,370	44,639,435	175,207	231,660	(6,127,772)
iShares Global Tech ETF	157,101	139,513		(2,625)	293,989	42,343,236	238,012	(60,741)	(6,911,437)
iShares Floating Rate Bond ETF	413,138	572,919		(7,858)	978,199	49,262,102	348,472	(2,223)	(602,694)
iShares J.P. Morgan USD Emerging Markets Bond ETF	190,250	59,508		(85,340)	164,418	17,084,674	418,895	(759,567)	251,656

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock 60/40 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

Master Advantage Large Cap Core Portfolio	$54,214,183	$18,699,830	(b)(d)	$—		$72,914,013	$72,914,013	$362,926		$(1,462,620)	$(8,432,846)
Master Total Return Portfolio	$83,736,584	$75,965,561	(b)(d)	$—		$159,702,145	159,702,145	1,355,527		(599,147)	1,232,954
SL Liquidity Series, LLC, Money Market Series	7,555,522	—		(7,555,522	)(c)	—	—	3,878	(e)	129	(139)

							$777,475,251	$6,050,752		$(2,039,411)	$(63,774,858)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee ( the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$410,045,936	$—	$—	$410,045,936
Fixed Income Funds(a)	132,679,069	—	—	132,679,069
Short-Term Securities	2,134,088	—	—	2,134,088

Subtotal	$544,859,093	$—	$—	$544,859,093

Investments Valued at NAV(b)				232,616,158

Total Investments				$777,475,251

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) December 31, 2018	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(c) — 100.4%

Equity Funds — 81.8%
BlackRock Advantage Emerging Markets Fund, Class K (a)	1,760,450	$16,724,276
BlackRock Global Allocation Fund, Inc., Class K	1,098,248	19,098,527
International Tilts Master Portfolio	$18,127,060	18,127,060
iShares Core MSCI EAFE ETF	335,072	18,428,960
iShares Core S&P Mid-Cap ETF	178,430	29,630,086
iShares Core S&P Total U.S. Stock Market ETF	921,896	52,326,817
iShares Edge MSCI Min Vol USA ETF	128,705	6,744,142
iShares Edge MSCI Multifactor USA ETF	874,588	24,366,022
iShares Edge MSCI USA Momentum Factor ETF	182,756	18,317,634
iShares Global Tech ETF	160,055	23,052,722
Master Advantage Large Cap Core Portfolio	$30,565,312	30,565,312

		257,381,558

Fixed Income Funds — 18.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	2,538,712	24,371,636
Master Total Return Portfolio	$33,412,295	33,412,295

		57,783,931

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (b)	618,175	618,175

Total Affiliated Investment Companies — 100.4% (Cost: $324,317,919)		315,783,664

Liabilities in Excess of Other Assets — (0.4)%		(1,337,150)

Net Assets — 100.0%		$314,446,514

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Advantage Emerging Markets Fund, Class K	2,350,475	15,278		(605,303)		1,760,450	$16,724,276	$—	$(971,878)	$(463,577)
BlackRock Global Allocation Fund, Inc., Class K	1,061,784	67,013		(30,549)		1,098,248	19,098,527	77,496	779,853	(2,394,216)
BlackRock Liquidity Funds, T-Fund, Institutional Class	676,884	—		(58,709	)(b)	618,175	618,175	2,384	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	1,449,280	1,137,058		(47,626)		2,538,712	24,371,636	199,288	(19,655)	(300,503)
International Tilts Master Portfolio	$13,353,596	$4,773,464	(c)(d)	$—		$18,127,060	18,127,060	93,830	(776,849)	(2,053,585)
iShares Core MSCI EAFE ETF	341,129	3,557		(9,614)		335,072	18,428,960	254,467	1,205	(3,079,988)
iShares Core S&P Mid-Cap ETF	234,597	2,407		(58,574)		178,430	29,630,086	83,685	323,369	(6,794,938)
iShares Core S&P Total U.S. Stock Market ETF	954,898	15,742		(48,744)		921,896	52,326,817	379,251	414,187	(9,579,052)
iShares Edge MSCI Min Vol USA ETF	135,205	1,965		(8,465)		128,705	6,744,142	42,790	14,184	(617,474)
iShares Edge MSCI Multifactor USA ETF	888,945	24,906		(39,263)		874,588	24,366,022	463,783	(67,685)	(4,941,108)
iShares Edge MSCI USA Momentum Factor ETF	195,387	2,650		(15,281)		182,756	18,317,634	72,782	139,569	(3,602,127)
iShares Global Tech ETF	127,132	36,465		(3,542)		160,055	23,052,722	131,373	(105,715)	(4,961,416)
Master Advantage Large Cap Core Portfolio	$36,558,308	$—		$(5,992,996	)(b)(d)	$30,565,312	30,565,312	185,605	(717,681)	(4,775,129)
Master Total Return Portfolio	$38,868,218	$—		$(5,455,923	)(b)(d)	$33,412,295	33,412,295	354,649	(176,142)	183,957

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock 80/20 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

SL Liquidity Series, LLC, Money Market Series	—	—	—	—	$—	$9,881	(e)	$(1,152)	$—

					$315,783,664	$2,351,264		$(1,164,390)	$(43,379,156)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock 80/20 Target Allocation Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$208,689,186	$—	$—	$208,689,186
Fixed Income Funds(a)	24,371,636	—	—	24,371,636
Short-Term Securities	618,175	—	—	618,175

Subtotal	$233,678,997	$—	$—	$233,678,997

Investments Valued at NAV(b)				82,104,667

Total Investments				$315,783,664

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2018, there were no transfers between levels.

3

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

         Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: February 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: February 22, 2019